EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Issued common shares at January 1	71,218	64,676	56,378
Effect of shares issued	2,605	4,169	4,088
Weighted average number of common shares outstanding at December 31	73,823	68,845	60,466